CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 8,262	$ 8,055	$ 16,352	$ 15,980
Cost of revenues	2,065	1,756	4,087	3,534
Gross profit	6,197	6,299	12,265	12,446
Operating expenses:
Research and development, net	3,081	2,182	5,981	4,446
Sales and marketing	3,137	2,537	6,129	5,302
General and administrative	1,882	2,263	4,149	4,478
Total operating expenses	8,100	6,982	16,259	14,226
Operating loss	(1,903)	(683)	(3,994)	(1,780)
Other income			200
Financial expense, net	(167)	(358)	(463)	(543)
Net loss before taxes	(2,070)	(1,041)	(4,257)	(2,323)
Tax benefit	(75)	(296)	(120)	(319)
Net loss	$ (1,995)	$ (745)	$ (4,137)	$ (2,004)
Loss per share - basic	$ (0.08)	$ (0.03)	$ (0.16)	$ (0.08)
GAAP loss per share (diluted)	$ (0.08)	$ (0.03)	$ (0.16)	$ (0.08)
Weighted average number of shares outstanding Basic	26,577	26,128	26,548	26,032
Weighted average number of shares outstanding Diluted	26,577	26,128	26,548	26,032